UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number________811-01436_____________________________

________________________CAPSTONE GROWTH FUND,INC._______________________________

               (Exact name of registrant as specified in charter)

________________3435 STELZER ROAD, COLUMBUS, OHIO  43219________________________

               (Address of principal executive offices)           (Zip code)

________BISYS FUND SERVICES  3435 STELZER ROAD  COLUMBUS, OHIO  43219___________

               (Name and address of agent for service)

Registrant's telephone number, including area code:___800-262-6631_________

Date of fiscal year end:_____APRIL 30_______________

Date of reporting period:____OCTOBER 31, 2005___________

ITEM 1. REPORTS TO STOCKHOLDERS.

OCTOBER 31, 2005

                                                                   ANNUAL REPORT

           CAPSTONE GROWTH FUND
      CGF  ---------------------------------------------------------------------
           BUILDING WEALTH WHILE CONTROLLING RISK

                            CGF

                                                            CAPSTONE GROWTH FUND

Dear Shareholder:

We are pleased to present the annual report for the Capstone Growth Fund for the year ended October 31, 2005.

Capstone Growth Fund is an actively managed mutual fund. When you invest in the Capstone Growth Fund you, in effect, hire a full-time staff of investment professionals to manage your money. The Capstone Growth Fund seeks long-term capital appreciation by investing primarily in common stocks of growing companies with above average long-term prospects.

Our goal is to provide high quality investment management services to a wide spectrum of clients. We believe that by adhering to a disciplined investment process and by maintaining a strong focus on customer satisfaction, we may consistently and steadily preserve and grow our client's assets in an appreciable manner. We sincerely appreciate all of the referrals that you have given us. We value your trust and confidence in us and look forward to continuing our relationship with you for many years to come.

EQUITY MARKET OVERVIEW

The equity market posted positive performance for the year ended October 31, 2005. The volatility in energy prices increased during the period as Hurricane Katrina wreaked havoc on the Gulf Coast and damaged the oil infrastructure in the area. This was followed by Hurricane Rita which also impacted the gulf region with a second wave of destruction and delayed restoration efforts that were underway. The U.S. economy has remained resilient despite oil prices exceeding $60 a barrel. Corporate earnings as measured by the Standard and Poor's 500 Index (S&P 500), is expected to post a substantial 16.2% gain for the third quarter of 2005. Payrolls have remained strong despite the loss of jobs from the Hurricane affected regions with unemployment at a modest 5.0%.

While inflation has been benign, the recent spikes in energy prices will eventually filter through and create some pricing pressure in the near term. The Federal Reserve has now increased rates as measured by Fed Funds to 4.00% continuing their goal of achieving a neutral interest rate environment. The third quarter GDP report was stronger than expected at 3.8% indicating the economy is still growing at a healthy rate.

PERFORMANCE

The Capstone Growth Fund gained 5.79% for the year ended October 31, 2005. The return for the S&P 500 for the same period was 8.71% and the return for the Russell 1000 Growth Index was 8.82%. "Value" stocks continued to outperform "Growth" as the Russell 1000 Value Index returned 11.86%. A larger contributor to the Fund's underperformance however was a result of market capitalization. Small capitalization companies dramatically outperformed their large cap counterparts.

The Russell Top 50 Index which represents the 50 largest companies of the Russell 3000 Index gained 4.59%. The Russell 2500 Index which represents the 2500 smallest companies of the Russell 3000 Index rose 14.90%. The Fund's high concentration in the largest capitalization companies for most of this reporting period hindered performance. In the last quarter of this reporting period the Fund restructured its portfolio to capture and better represent the small capitalization sector of the equity market.

OUTLOOK

The resilience of the U.S. economy from the hurricane destruction and the subsequent spike in energy prices bodes well looking forward. Reconstruction activity from Hurricane Katrina should provide additional GDP growth over the coming year. The Federal Reserve appears to be well positioned to combat inflation should pricing pressure begin to increase. Energy is still a variable however as high prices reduce discretionary consumer spending and places a drag on economic growth. As production in the Gulf region comes back on line, we should see prices stabilize and trend lower from current levels. Corporate earnings are estimated to maintain double digit growth through the first quarter of 2006 and then slowing just slightly thereafter. Overall the economy appears to be on solid moderate growth for the near future. With rising corporate earnings anticipated, equity prices should trend upward to reflect the higher valuations.

Sincerely,

/s/ Edward L. Jaroski                                   /s/ Dan E. Watson
Edward L. Jaroski                                       Dan E. Watson
President and Chairman of the Board                     Executive Vice President

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-262-6631 OR VISIT THE CAPSTONE GROWTH FUND'S WEBSITE ON THE INTERNET AT WWW.CAPSTONEFINANCIAL.COM.

CAPSTONE SERIES FUND, INC.
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN CAPSTONE GROWTH FUND*, S&P 500** AND RUSSELL 1000 GROWTH INDEX***

               [CHART OF COMPARISON OF CHANGE IN VALUE]

                                        RUSSELL 1000          CAPSTONE GROWTH
                     S&P 500            GROWTH INDEX                FUND
10/31/1995           $10,000              $10,000                 $10,000
10/31/1996            12,409               12,205                  11,927
10/31/1997            16,394               12,925                  15,137
10/31/1998            19,999               19,849                  17,483
10/31/1999            25,132               26,646                  22,340
10/31/2000            24,681               24,052                  23,550
10/31/2001            20,023               17,495                  17,489
10/31/2002            16,998               14,063                  14,781
10/31/2003            20,535               17,131                  16,939
10/31/2004            22,467               17,711                  17,895
10/31/2005            24,426               19,272                  18,893

                             [END CHART]

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-262-6631 OR VISIT THE CAPSTONE GROWTH FUND'S WEBSITE ON THE INTERNET AT WWW.CAPSTONEFINANCIAL.COM.

               Average Annual Total Return as of October 31, 2005

                                   One Year          Five Year          Ten Year
                                   --------          ---------          --------
Capstone Growth Fund                5.79%             -4.31%             6.57%
S&P 500                             8.71%             -1.74%             9.34%
Russell 1000 Growth Index           8.82%             -7.93%             6.78%

*The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. The Capstone Growth Fund's performance assumes the reinvestment of all income dividends and capital gains distributions, if any. All market indices are unmanaged. It is not possible to invest directly in any index.

**The Standard and Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is the Growth Fund's designated Broad Based Index. The performance for the S&P 500 has always been disclosed in each annual shareholder letter.

***The Russell 1000 Total Return Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

CAPSTONE SERIES FUND, INC.

INDUSTRY DIVERSIFICATION SCHEDULE - OCTOBER 31, 2005

                                                                     GROWTH FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Capstone Growth Fund investments by Industry.

INDUSTRY DIVERSIFICATION                                                PERCENT*
                                                                        --------
Aerospace/Defense                                                           2.7%
Air Freight & Logistics                                                     0.5
Airlines                                                                    0.5
Auto Components                                                             0.2
Automobiles                                                                 0.3
Biotechnology                                                               0.1
Building Products                                                           1.4
Capital Markets                                                             0.5
Chemicals                                                                   1.1
Commerical Banks                                                            5.8
Commercial Services & Supplies                                              3.5
Communications Equipment                                                    0.9
Computers & Peripherals                                                     0.8
Construction & Engineering                                                  1.0
Construction Materials                                                      1.1
Consumer Finance                                                            0.3
Containers & Packaging                                                      0.7
Distributors                                                                0.3
Diversified Consumer Services                                               0.2
Diversified Financial Services                                              0.1
Diversified Telecommunication Services                                      0.3
Electric Utilities                                                          1.1
Electrical Equipment                                                        1.7
Electronic Equipment & Instruments                                          3.3
Energy Equipment & Services                                                 3.4
Food & Staples Retailing                                                    1.0
Food Products                                                               1.7
Gas Utilities                                                               2.9
Health Care Equipment & Supplies                                            6.0
Health Care Providers & Services                                            5.0
Hotels, Restaurants & Leisure                                               2.6
Household Durables                                                          3.0
Household Products                                                          0.3
Industrial Conglomerates                                                    0.1
Insurance                                                                   3.0
Internet & Catalog Retail                                                   0.2
Internet Software & Services                                                1.0
IT Services                                                                 1.7
Leisure Equipment & Products                                                1.2
Machinery                                                                   5.2
Marine                                                                      0.2

CAPSTONE SERIES FUND, INC.

INDUSTRY DIVERSIFICATION SCHEDULE - OCTOBER 31, 2005

                                                                     GROWTH FUND
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION                                                PERCENT*
                                                                        --------
Media                                                                       0.5%
Metals & Mining                                                             2.4
Multi-Utilities                                                             0.3
Multiline Retail                                                            0.3
Oil, Gas & Consumable Fuels                                                 5.5
Paper & Forest Products                                                     0.4
Personal Products                                                           0.4
Pharmaceuticals                                                             0.8
Real Estate                                                                 3.6
Road & Rail                                                                 1.7
Semiconductors & Semiconductor Equipment                                    2.8
Short Term Investments                                                      1.0
Software                                                                    3.6
Speciality Retail                                                           5.0
Textiles Apparel & Luxury Goods                                             1.7
Thrifts & Mortgage Finance                                                  2.0
Trading Companies & Distributors                                            1.0
Water Utilities                                                             0.1
                                                                          -----
    Total Net Assets                                                      100.0%
                                                                          =====

*Percentages indicated are based on net assets as of October 31, 2005.

CAPSTONE SERIES FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
COMMON STOCKS (99.0%)

AEROSPACE/DEFENSE (2.7%)
AAR Corp.(b)                                            2,950       $    46,994
Applied Signal Technology, Inc.                         1,250            21,450
Armor Holdings, Inc.(b)                                 2,860           127,870
Ceradyne, Inc.(b)                                       2,210            86,632
Cubic Corp.                                             1,860            30,523
Curtiss-Wright Corp.                                    1,770           101,510
DRS Technologies, Inc.                                  2,300           113,298
EDO Corp.                                               1,640            47,396
Engineered Support Systems, Inc.                        3,500           141,574
Esterline Technologies Corp.(b)                         2,300            86,595
Kaman Corp.                                             2,160            50,609
Mercury Computer Systems, Inc.(b)                       1,980            37,600
Moog, Inc.(b)                                           3,090            91,619
Teledyne Technologies, Inc.(b)                          2,870           101,196
Triumph Group, Inc.(b)                                  1,380            48,079
                                                                    -----------
                                                                      1,132,945
                                                                    -----------
AIR FREIGHT & LOGISTICS (0.5%)
EGL, Inc.(b)                                            4,030           112,961
Forward Air Corp.                                       2,880           102,096
                                                                    -----------
                                                                        215,057
                                                                    -----------
AIRLINES (0.5%)
Mesa Air Group, Inc.(b)                                 3,340            37,675
SkyWest, Inc.                                           5,290           155,050
                                                                    -----------
                                                                        192,725
                                                                    -----------
AUTO COMPONENTS (0.2%)
Midas, Inc.(b)                                          1,460            28,558
Standard Motor Products, Inc.                           1,670            13,961
Superior Industries International, Inc.                 2,200            44,770
                                                                    -----------
                                                                         87,289
                                                                    -----------
AUTOMOBILES (0.3%)
Coachmen Industries, Inc.                               1,560            18,580
Monaco Coach Corp.                                      2,780            34,111
Winnebago Industries, Inc.                              2,700            79,163
                                                                    -----------
                                                                        131,854
                                                                    -----------

CAPSTONE SERIES FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
BIOTECHNOLOGY (0.1%)
ArQule, Inc.(b)                                         4,050       $    28,917
Savient Pharmaceuticals, Inc.(b)                        7,460            27,975
                                                                    -----------
                                                                         56,892
                                                                    -----------
BUILDING PRODUCTS (1.4%)
Apogee Enterprises, Inc.                                2,690            44,062
ElkCorp                                                 1,640            51,873
Griffon Corp.(b)                                        2,340            51,480
Lennox International, Inc.                              4,880           136,103
NCI Building Systems, Inc.(b)                           1,730            71,155
Simpson Manufacturing Co., Inc.                         3,620           142,846
Universal Forest Products, Inc.                         1,530            84,670
                                                                    -----------
                                                                        582,189
                                                                    -----------
CAPITAL MARKETS (0.5%)
Investment Technology Group, Inc.(b)                    3,830           124,513
Piper Jaffray Cos., Inc.(b)                             1,890            64,922
SWS Group, Inc.                                         1,800            31,878
                                                                    -----------
                                                                        221,313
                                                                    -----------
CHEMICALS (1.1%)
A. Schulman, Inc.                                       2,620            53,474
Arch Chemicals, Inc.                                    2,000            52,540
Georgia Gulf Corp.                                      2,840            82,643
H.B. Fuller Co.                                         2,430            72,827
MacDermid, Inc.                                         2,330            65,240
Material Sciences Corp.(b)                              1,250            19,000
OM Group, Inc.(b)                                       2,370            37,873
Penford Corp.                                             890            11,606
PolyOne Corp.(b)                                        7,850            45,295
Quaker Chemical Corp.                                     880            13,983
Wellman, Inc.                                           3,070            20,078
                                                                    -----------
                                                                        474,559
                                                                    -----------
COMMERCIAL BANKS (5.8%)
Amegy Bancorp, Inc.                                     5,840           135,079
Boston Private Financial Holdings, Inc.                 2,500            72,375
Central Pacific Financial Corp.                         2,530            91,333
Chittenden Corp.                                        3,700           106,449
Community Bank System, Inc.                             2,380            56,525
East West Bancorp, Inc.                                 4,330           165,795

CAPSTONE SERIES FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
First BanCorp.                                          6,380       $    72,860
First Midwest Bancorp, Inc.                             3,490           132,690
First Republic Bank                                     2,030            76,957
Gold Banc Corp., Inc.                                   3,050            45,201
Hudson United Bancorp                                   3,750           155,513
Irwin Financial Corp.                                   1,860            38,818
Nara Bancorp, Inc.                                      2,240            40,387
PrivateBancorp, Inc.                                    1,700            57,749
Provident Bankshares Corp.                              2,650            92,379
Republic Bancorp, Inc.                                  5,700            77,805
South Financial Group, Inc.                             5,880           162,112
Sterling Bancshares, Inc.                               3,720            55,019
Sterling Financial Corp.                                2,685            67,232
Susquehanna Bancshares, Inc.                            3,760            86,818
TrustCo Bank Corp. NY                                   6,300            81,270
UCBH Holdings, Inc.                                     7,670           133,458
Umpqua Holdings Corp.                                   3,670            97,622
United Bankshares, Inc.                                 3,050           111,325
Whitney Holding Corp.                                   4,740           127,980
Wintrust Financial Corp.                                1,950           104,676
                                                                    -----------
                                                                      2,445,427
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES (3.5%)
ABM Industries, Inc.                                    3,820            75,560
Administaff, Inc.                                       2,090            88,449
Angelica Corp.                                            760            10,784
Bowne & Co., Inc.                                       3,340            47,495
Brady Corp.                                             3,850           110,765
CDI Corp.                                               1,500            41,355
Central Parking Corp.                                   2,770            41,495
Consolidated Graphics, Inc.(b)                          1,110            43,279
G & K Services, Inc.                                    1,760            66,686
Healthcare Services Group                               2,110            39,330
Heidrick & Struggles International, Inc.(b)             1,720            55,522
Imagistics International, Inc.(b)                       1,500            63,015
John H. Harland Co.                                     2,310            96,073
Labor Ready, Inc.(b)                                    4,480           104,608
Mobile Mini, Inc.(b)                                    1,330            62,084
NCO Group, Inc.(b)                                      2,710            48,699
PRG-Schultz International, Inc.(b)                      5,150             4,532
School Specialty, Inc.(b)                               1,810            61,359
SOURCECORP, Inc.(b)                                     1,400            31,850

CAPSTONE SERIES FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
Spherion Corp.(b)                                       5,590       $    49,751
United Stationers, Inc.(b)                              2,680           121,592
Volt Information Sciences, Inc.(b)                      1,090            20,492
Waste Connections, Inc.(b)                              3,760           125,470
Watson Wyatt & Co. Holdings                             3,530            93,545
                                                                    -----------
                                                                      1,503,790
                                                                    -----------
COMMUNICATIONS EQUIPMENT (0.9%)
Bel Fuse, Inc.                                          1,190            35,819
Black Box Corp.                                         1,580            63,389
Digi International, Inc.(b)                             2,590            27,480
Ditech Communications Corp.(b)                          3,280            20,894
Inter-Tel, Inc.                                         2,330            43,128
NETGEAR, Inc.(b)                                        2,150            42,033
Network Equipment Technologies, Inc.(b)                 3,670            18,313
PC-Tel, Inc.(b)                                         2,860            26,455
Symmetricom, Inc.(b)                                    4,570            36,423
Tollgrade Communications, Inc.(b)                       1,790            17,363
ViaSat, Inc.(b)                                         2,440            60,488
                                                                    -----------
                                                                        391,785
                                                                    -----------
COMPUTERS & PERIPHERALS (0.8%)
Adaptec, Inc.(b)                                       11,510            47,306
Avid Technology, Inc.(b)                                3,600           177,228
Hutchinson Technology, Inc.(b)                          2,210            54,808
SBS Technologies, Inc.(b)                               2,090            20,398
Synaptics, Inc.(b)                                      2,420            56,217
                                                                    -----------
                                                                        355,957
                                                                    -----------
CONSTRUCTION & ENGINEERING (1.0%)
EMCOR Group, Inc.(b)                                    1,290            78,690
Insituform Technologies, Inc.(b)                        2,440            43,822
Shaw Group, Inc.(b)                                     6,510           174,468
URS Corp.(b)                                            3,560           143,931
                                                                    -----------
                                                                        440,911
                                                                    -----------
CONSTRUCTION MATERIALS (1.1%)
Florida Rock Industries, Inc.                           4,680           266,292
Headwaters, Inc.(b)                                     3,470           110,485
Texas Industries, Inc.                                  1,910            94,736
                                                                    -----------
                                                                        471,513
                                                                    -----------

CAPSTONE SERIES FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
CONSUMER FINANCE (0.3%)
Cash America International, Inc.                        2,500       $    54,650
Rewards Network, Inc.(b)                                2,400            12,936
World Acceptance Corp.(b)                               1,600            45,024
                                                                    -----------
                                                                        112,610
                                                                    -----------
CONTAINERS & PACKAGING (0.7%)
AptarGroup, Inc.                                        2,850           145,891
Caraustar Industries, Inc.(b)                           2,700            23,571
Chesapeake Corp.                                        1,640            33,030
Myers Industries, Inc.                                  2,810            32,090
Rock-Tenn Co.                                           3,150            43,691
                                                                    -----------
                                                                        278,273
                                                                    -----------
DISTRIBUTORS (0.3%)
Audiovox Corp.(b)                                       2,070            29,415
Building Materials Holding Corp.                        1,210           102,862
                                                                    -----------
                                                                        132,277
                                                                    -----------
DIVERSIFIED CONSUMER SERVICES (0.2%)
Pre-Paid Legal Services, Inc.                           1,260            53,928
Vertrue, Inc.(b)                                          880            33,132
                                                                    -----------
                                                                         87,060
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES (0.1%)
Financial Federal Corp.                                 1,350            51,543
                                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Commonwealth Telephone Enterprises, Inc.                1,860            66,756
General Communication, Inc.(b)                          4,710            45,263
                                                                    -----------
                                                                        112,019
                                                                    -----------
ELECTRIC UTILITIES (1.1%)
ALLETE, Inc.                                            2,510           110,465
Central Vermont Public Service Corp.                    1,050            16,821
Cleco Corp.                                             4,250            90,100
El Paso Electric Co.(b)                                 4,000            86,600
Green Mountain Power Corp.                                410            13,407
UIL Holdings Corp.                                      1,050            51,975
Unisource Energy Corp.                                  2,910            93,033
                                                                    -----------
                                                                        462,401
                                                                    -----------

CAPSTONE SERIES FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
ELECTRICAL EQUIPMENT (1.7%)
A.O. Smith Corp.                                        2,120       $    68,646
Acuity Brands, Inc.                                     3,740           104,009
Artesyn Technologies, Inc.(b)                           4,090            35,951
Baldor Electric Co.                                     2,740            66,582
MagneTek, Inc.(b)                                       3,870            12,268
Regal-Beloit Corp.                                      2,520            80,212
Roper Industries, Inc.                                  7,140           269,178
Woodward Governor Co.                                     950            75,905
                                                                    -----------
                                                                        712,751
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (3.3%)
Aeroflex, Inc.(b)                                       7,030            63,692
Agilysys, Inc.                                          2,890            43,177
Anixter International, Inc.                             3,080           114,206
Bell Microproducts, Inc.(b)                             3,250            22,393
Benchmark Electronics, Inc.(b)                          3,700           103,933
Coherent, Inc.(b)                                       2,740            81,131
CTS Corp.                                               3,650            42,997
Daktronics, Inc.                                        1,600            34,576
Electro Scientific Industries, Inc.(b)                  2,820            61,955
FLIR Systems, Inc.(b)                                   5,930           124,293
Gerber Scientific, Inc.(b)                              2,660            21,041
Global Imaging Systems, Inc.(b)                         2,090            74,425
Keithley Instruments, Inc.                              1,760            28,248
Littelfuse, Inc.(b)                                     2,110            51,716
Methode Electronics, Inc.                               3,700            37,962
MTS Systems Corp.                                       1,870            74,725
Park Electrochemical Corp.                              1,890            47,439
Paxar Corp.(b)                                          3,300            56,661
Photon Dynamics, Inc.(b)                                1,720            29,945
Planar Systems, Inc.(b)                                 2,130            19,000
RadiSys Corp.(b)                                        2,070            33,265
ScanSource, Inc.(b)                                     1,170            66,269
Trimble Navigation, Ltd.(b)                             4,570           131,936
X-Rite, Inc.                                            2,260            23,255
                                                                    -----------
                                                                      1,388,240
                                                                    -----------
ENERGY EQUIPMENT & SERVICES (3.4%)
Atwood Oceanics, Inc.(b)                                1,220            85,912
Cal Dive International, Inc.(b)                         3,240           199,389
CARBO Ceramics, Inc.                                    1,785           105,601

CAPSTONE SERIES FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
Dril-Quip, Inc.(b)                                      1,150       $    47,035
Hydril Co.(b)                                           1,840           122,066
Lone Star Technologies, Inc.(b)                         2,490           113,918
Maverick Tube Corp.(b)                                  3,540           109,598
Oceaneering International, Inc.(b)                      2,130           102,496
Offshore Logistics, Inc.(b)                             1,970            66,980
SEACOR Holdings, Inc.(b)                                2,060           147,558
Unit Corp.(b)                                           3,440           180,256
Veritas DGC, Inc.(b)                                    2,930            94,375
W-H Energy Services, Inc.(b)                            2,430            73,629
                                                                    -----------
                                                                      1,448,813
                                                                    -----------
FOOD & STAPLES RETAILING (1.0%)
Casey's General Stores, Inc.                            4,440            95,815
Longs Drug Stores Corp.                                 2,700           112,617
Nash Finch Co.                                          1,080            33,545
Performance Food Group Co.(b)                           3,820           105,394
United Natural Foods, Inc.(b)                           3,310            93,044
                                                                    -----------
                                                                        440,415
                                                                    -----------
FOOD PRODUCTS (1.7%)
American Italian Pasta Co.                              1,590            10,256
Corn Products International, Inc.                       5,980           142,384
Delta & Pine Land Co.                                   2,940            73,353
Flowers Foods, Inc.                                     4,650           136,245
Hain Celestial Group, Inc.(b)                           2,760            53,323
J & J Snack Foods Corp.                                   670            37,795
Lance, Inc.                                             2,380            41,721
Ralcorp Holdings, Inc.(b)                               2,450            95,305
Sanderson Farms, Inc.                                   1,290            44,518
Treehouse Foods, Inc.(b)                                2,560            66,150
                                                                    -----------
                                                                        701,050
                                                                    -----------
GAS UTILITIES (2.9%)
Atmos Energy Corp.                                      6,260           164,638
Cascade Natural Gas Corp.                               1,000            20,600
Energen Corp.                                           6,010           225,976
Laclede Group, Inc.                                     1,590            47,541
New Jersey Resources Corp.                              2,000            86,320
Northwest Natural Gas Co.                               2,110            73,006
Piedmont Natural Gas Co., Inc.                          6,020           142,433
Southern Union Co.(b)                                   7,920           186,278

CAPSTONE SERIES FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
Southwest Gas Corp.                                     2,930       $    79,872
UGI Corp.                                               8,710           205,556
                                                                    -----------
                                                                      1,232,220
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES (6.0%)
Advanced Neuromodulation Systems(b)                     1,740           106,123
Analogic Corp.                                          1,100            51,480
Biosite, Inc.(b)                                        1,470            81,188
CONMED Corp.(b)                                         2,570            61,629
Cooper Cos., Inc.                                       3,630           249,888
Datascope Corp.                                         1,220            38,759
Diagnostic Products Corp.                               2,250            94,725
Dionex Corp.(b)                                         1,760            85,237
DJ Orthopedics, Inc.(b)                                 1,860            54,089
Greatbatch, Inc.(b)                                     1,990            51,859
Haemonetics Corp.(b)                                    2,300           111,435
Hologic, Inc.(b)                                        1,970           109,256
ICU Medical, Inc.(b)                                    1,290            45,034
IDEXX Laboratories, Inc.(b)                             2,720           190,754
Immucor, Inc.(b)                                        3,920           101,606
Integra LifeSciences Holdings(b)                        2,230            76,935
Invacare Corp.                                          2,660            89,881
Kensey Nash Corp.(b)                                    1,130            25,911
Mentor Corp.                                            3,210           144,450
Merit Medical Systems, Inc.(b)                          2,520            30,038
Osteotech, Inc.(b)                                      2,440             8,296
PolyMedica Corp.                                        2,130            70,311
Possis Medical, Inc.(b)                                 1,820            21,585
ResMed, Inc.(b)                                         5,820           221,917
Respironics, Inc.(b)                                    5,950           213,427
Sybron Dental Specialties, Inc.(b)                      3,380           145,002
Theragenics Corp.(b)                                    4,360            13,124
Viasys Healthcare, Inc.(b)                              2,660            63,547
Vital Signs, Inc.                                         920            43,222
                                                                    -----------
                                                                      2,600,708
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES (5.0%)
Amedisys, Inc.(b)                                       1,360            51,966
American Healthways, Inc.(b)                            2,820           114,379
AMERIGROUP Corp.(b)                                     4,240            70,893
AmSurg Corp.(b)                                         2,420            57,475
Centene Corp.(b)                                        3,650            73,548

CAPSTONE SERIES FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
Cerner Corp.(b)                                         2,780       $   234,771
Cross Country Healthcare, Inc.(b)                       2,460            44,698
Dendrite International, Inc.(b)                         3,820            67,041
Gentiva Health Services, Inc.(b)                        2,100            30,849
Hooper Holmes, Inc.                                     6,100            17,629
LabOne, Inc.(b)                                         1,480            64,928
LCA-Vision, Inc.                                        1,610            67,636
Medco Health Solutions, Inc.(b)                         1,983           112,039
NDCHealth Corp.                                         3,290            61,984
Odyssey Healthcare, Inc.(b)                             3,070            53,050
Owens & Minor, Inc.                                     3,380            99,541
PAREXEL International Corp.(b)                          2,380            52,074
Pediatrix Medical Group, Inc.(b)                        1,870           144,102
Pharmaceutical Product Development, Inc.                4,340           249,419
RehabCare, Inc.(b)                                      1,390            29,593
Sierra Health Services, Inc.(b)                         2,360           177,000
Sunrise Senior Living, Inc.(b)                          3,220           104,135
United Surgical Partners International, Inc.(b)         3,620           129,777
                                                                    -----------
                                                                      2,108,527
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE (2.6%)
Bally Total Fitness Holding Corp.(b)                    4,080            23,378
CEC Entertainment, Inc.(b)                              2,900            98,049
IHOP Corp.                                              1,720            81,218
Jack In the Box, Inc.(b)                                2,910            86,427
Landry's Restaurants, Inc.                              1,750            48,125
Lone Star Steakhouse & Saloon, Inc.                     1,660            42,845
Marcus Corp.                                            2,610            57,316
O'Charley's, Inc.(b)                                    1,920            26,323
P.F. Chang's China Bistro, Inc.(b)                      2,280           104,287
Panera Bread Co.(b)                                     2,640           156,261
Papa John's International, Inc.(b)                      1,190            61,797
RARE Hospitality International, Inc.(b)                 2,930            89,541
Ryan's Restaurant Group, Inc.(b)                        3,400            36,244
Sonic Corp.(b)                                          5,020           145,279
Steak n Shake Co.(b)                                    2,480            45,682
                                                                    -----------
                                                                      1,102,772
                                                                    -----------
HOUSEHOLD DURABLES (3.0%)
Applica, Inc.(b)                                        3,490             5,828
Bassett Furniture Industries, Inc.                      1,110            20,779
Champion Enterprises, Inc.(b)                           6,650            92,302

CAPSTONE SERIES FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
Department 56, Inc.(b)                                  1,430       $    15,587
Ethan Allen Interiors, Inc.                             2,860            96,725
Fedders Corp.                                           5,540            12,742
Interface, Inc.(b)                                      4,620            35,666
La-Z-Boy, Inc.                                          4,480            53,043
Libbey, Inc.                                            1,180            13,275
M.D.C. Holdings, Inc.                                   3,080           211,288
Meritage Homes Corp.(b)                                 2,020           125,785
National Presto Industries, Inc.                          500            21,915
NVR, Inc.(b)                                              440           301,621
Russ Berrie & Co., Inc.                                 1,670            22,528
Skyline Corp.                                             660            26,235
Standard-Pacific Corp.                                  5,520           212,963
                                                                    -----------
                                                                      1,268,282
                                                                    -----------
HOUSEHOLD PRODUCTS (0.3%)
Spectrum Brands, Inc.(b)                                3,670            75,969
WD-40 Co.                                               1,360            37,441
                                                                    -----------
                                                                        113,410
                                                                    -----------
INDUSTRIAL CONGLOMERATES (0.1%)
Standex International Corp.                             1,030            27,831
Tredegar Corp.                                          2,760            34,748
                                                                    -----------
                                                                         62,579
                                                                    -----------
INSURANCE (3.0%)
Delphi Financial Group, Inc.                            2,440           114,290
Hilb, Rogal & Hobbs Co.                                 2,860           107,107
Infinity Property & Casualty Corp.                      1,600            59,552
LandAmerica Financial Group, Inc.                       1,480            93,477
Philadelphia Consolidated Holding Corp.(b)              1,710           164,604
Presidential Life Corp.                                 2,210            41,813
ProAssurance Corp.(b)                                   2,540           118,872
RLI Corp.                                               1,880           101,050
SCPIE Holdings, Inc.(b)                                 1,240            18,724
Selective Insurance Group, Inc.                         2,260           124,097
Stewart Information Services Corp.                      1,460            74,358
UICI                                                    3,380           122,086
Zenith National Insurance Co.                           2,775           124,930
                                                                    -----------
                                                                      1,264,960
                                                                    -----------

CAPSTONE SERIES FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
INTERNET & CATALOG RETAIL (0.2%)
Insight Enterprises, Inc.(b)                            4,010       $    82,285
                                                                    -----------
INTERNET SOFTWARE & SERVICES (1.0%)
Digital Insight Corp.(b)                                3,140            93,666
J2 Global Communications, Inc.(b)                       2,020            89,304
Miva, Inc.(b)                                           2,930            16,320
Webex Communications, Inc.(b)                           3,520            80,643
Websense, Inc.(b)                                       2,120           125,250
Zix Corp.(b)                                            4,690             8,630
                                                                    -----------
                                                                        413,813
                                                                    -----------
IT SERVICES (1.7%)
CACI International, Inc.(b)                             2,530           137,986
Carreker Corp.(b)                                       2,960            16,250
Ciber, Inc.(b)                                          5,340            34,069
eFunds Corp.(b)                                         3,930            81,076
Global Payment, Inc.                                    5,960           255,387
iPayment Holdings, Inc.(b)                                950            34,162
ManTech International Corp.(b)                          2,260            62,602
MAXIMUS, Inc.                                           1,760            63,800
Pegasus Solutions, Inc.(b)                              2,130            18,062
StarTek, Inc.                                           1,390            17,681
                                                                    -----------
                                                                        721,075
                                                                    -----------
LEISURE EQUIPMENT & PRODUCTS (1.2%)
Action Performance Cos., Inc.                           1,950            23,907
Arctic Cat, Inc.                                        1,470            27,533
JAKKS Pacific, Inc.(b)                                  2,350            43,193
Meade Instruments Corp.(b)                              3,650             9,636
Nautilus Group, Inc.                                    2,800            50,764
Polaris Industries, Inc.                                3,550           160,070
SCP Pool Corp.                                          4,420           158,987
Sturm, Ruger & Co., Inc.                                2,580            18,911
                                                                    -----------
                                                                        493,001
                                                                    -----------
MACHINERY (5.2%)
Albany International Corp.                              2,640           101,983
Astec Industries, Inc.(b)                               1,720            48,779
Barnes Group, Inc.                                      1,830            64,050
Briggs & Stratton Corp.                                 4,260           136,235
CLARCOR, Inc.                                           4,410           121,275

CAPSTONE SERIES FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
EnPro Industries, Inc.(b)                               1,920       $    53,568
Gardner Denver, Inc.(b)                                 2,240           108,864
IDEX Corp.                                              4,340           173,687
JLG Industries, Inc.                                    4,310           165,332
Kaydon Corp.                                            2,490            73,580
Lindsay Manufacturing Co.                               1,140            23,427
Lydall, Inc.(b)                                         1,770            15,859
Manitowoc Co., Inc.                                     2,550           135,686
Milacron, Inc.(b)                                       6,450             8,256
Mueller Industries, Inc.                                2,970            81,794
Oshkosh Truck Corp.                                     6,140           267,457
Robbins & Myers, Inc.                                   1,190            25,692
Stewart & Stevenson Services, Inc.                      2,540            60,604
Timken Co.                                              7,500           212,699
Toro Co.                                                3,630           132,531
Valmont Industries, Inc.                                1,680            54,718
Wabash National Corp.                                   2,690            49,523
Watts Water Technologies, Inc.                          2,630            73,009
Wolverine Tube, Inc.(b)                                 1,690            10,782
                                                                    -----------
                                                                      2,199,390
                                                                    -----------
MARINE (0.2%)
Kirby Corp.(b)                                          1,990           102,823
                                                                    -----------
MEDIA (0.5%)
4Kids Entertainment, Inc.(b)                            1,330            22,690
ADVO, Inc.                                              2,680            66,196
Arbitron, Inc.                                          2,660            99,511
Thomas Nelson, Inc.                                     1,240            26,548
                                                                    -----------
                                                                        214,945
                                                                    -----------
METALS & MINING (2.4%)
A.M. Castle & Co.(b)                                    1,200            23,916
AMCOL International Corp.                               2,220            45,110
Brush Engineered Materials, Inc.(b)                     1,890            28,501
Carpenter Technology Corp.                              2,070           124,821
Century Aluminum Co.(b)                                 2,380            43,268
Chaparral Steel Company(b)                              2,080            51,958
Cleveland Cliffs, Inc.                                  1,840           150,034
Commercial Metals Co.                                   4,990           158,633
Quanex Corp.                                            2,160           125,086
Reliance Steel & Aluminum Co.                           2,460           140,269

CAPSTONE SERIES FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
RTI International Metals, Inc.(b)                       1,960       $    65,699
Ryerson Tull, Inc.                                      2,230            45,024
Steel Technologies, Inc.                                1,090            28,569
                                                                    -----------
                                                                      1,030,888
                                                                    -----------
MULTI-UTILITIES (0.3%)
Avista Corp.                                            3,870            67,802
CH Energy Group, Inc.                                   1,110            51,671
                                                                    -----------
                                                                        119,473
                                                                    -----------
MULTILINE RETAIL (0.3%)
Fred's, Inc.                                            3,490            52,001
ShopKo Stores, Inc.(b)                                  2,510            71,962
                                                                    -----------
                                                                        123,963
                                                                    -----------
OIL, GAS & CONSUMABLE FUELS (5.5%)
Cabot Oil & Gas Corp.                                   4,050           185,450
Cimarex Energy Co.(b)                                   6,430           252,442
Frontier Oil Corp.                                      4,590           169,279
Massey Energy Co.                                       6,310           252,842
Penn Virginia Corp.                                     1,610            87,520
Petroleum Development Corp.(b)                          1,430            48,019
Remington Oil & Gas Corp.(b)                            2,220            77,700
Southwestern Energy Co.(b)                              6,000           435,239
Spinnaker Exploration Co.(b)                            2,560           157,645
St. Mary Land & Exploration Co.                         4,790           162,908
Stone Energy Corp.(b)                                   1,990            91,341
Swift Energy Co.(b)                                     2,350           102,601
Vintage Petroleum, Inc.                                 5,040           261,525
World Fuel Services Corp.                               2,030            64,757
                                                                    -----------
                                                                      2,349,268
                                                                    -----------
PAPER & FOREST PRODUCTS (0.4%)
Buckeye Technologies, Inc.(b)                           3,050            22,875
Deltic Timber Corp.                                     1,110            51,059
Neenah Paper, Inc.                                      1,510            43,866
Pope & Talbot, Inc.                                     1,750            15,295
Wausau-Mosinee Paper Corp.                              4,590            50,261
                                                                    -----------
                                                                        183,356
                                                                    -----------

CAPSTONE SERIES FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
PERSONAL PRODUCTS (0.4%)
Natures Sunshine Products, Inc.                         1,370       $    26,510
NBTY, Inc.(b)                                           5,080           101,650
USANA Health Sciences, Inc.(b)                            950            41,819
                                                                    -----------
                                                                        169,979
                                                                    -----------
PHARMACEUTICALS (0.8%)
Alpharma, Inc.                                          4,070           101,302
Bradley Pharmaceuticals, Inc.(b)                        1,650            19,866
Connetics Corp.(b)                                      3,110            40,554
Medicis Pharmaceutical Corp.                            4,550           134,226
Noven Pharmaceuticals, Inc.(b)                          2,190            30,857
                                                                    -----------
                                                                        326,805
                                                                    -----------
REAL ESTATE (3.6%)
Acadia Realty Trust                                     2,800            53,200
Capital Automotive REIT                                 3,490           134,784
Colonial Properties Trust                               3,300           144,243
Commercial Net Lease Realty                             4,380            84,884
Eastgroup Properties, Inc.                              1,860            81,282
Entertainment Properties Trust                          2,180            87,418
Essex Property Trust, Inc.                              1,940           174,368
Glenborough Realty Trust, Inc.                          3,240            61,981
Kilroy Realty Corp.                                     2,560           143,744
Lexington Corp. Properties Trust                        4,530            98,663
New Century Financial Corp.                             4,190           129,345
Parkway Properties, Inc.                                1,090            51,241
Shurgard Storage Centers, Inc.                          3,880           218,949
Sovran Self Storage, Inc.                               1,280            59,558
                                                                    -----------
                                                                      1,523,660
                                                                    -----------
ROAD & RAIL (1.7%)
Arkansas Best Corp.                                     2,030            78,683
Heartland Express, Inc.                                 5,250           103,688
Kansas City Southern(b)                                 6,980           154,677
Knight Transportation, Inc.                             4,160           113,194
Landstar System, Inc.                                   5,070           195,295
Old Dominion Freight Line. Inc.(b)                      1,670            59,101
                                                                    -----------
                                                                        704,638
                                                                    -----------

CAPSTONE SERIES FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.8%)
Actel Corp.(b)                                          2,950       $    41,153
Atmi, Inc.(b)                                           3,520            96,131
Axcelis Technologies, Inc.(b)                           9,490            41,282
Brooks Automation, Inc.(b)                              7,460            87,361
Cohu, Inc.                                              2,260            52,342
Cymer, Inc.(b)                                          3,390           118,141
DSP Group, Inc.(b)                                      2,690            66,120
ESS Technology, Inc.(b)                                 5,260            15,201
Exar Corp.(b)                                           4,320            54,389
FEI Co.(b)                                              2,730            51,597
Kopin Corp.(b)                                          7,070            39,946
Kulicke & Soffa Industries, Inc.(b)                     5,270            33,043
Pericom Semiconductor Corp.(b)                          3,690            29,299
Photronics, Inc.(b)                                     3,690            66,420
Power Integrations, Inc.(b)                             2,940            62,063
Rudolph Technologies, Inc.(b)                           1,780            21,680
Skyworks Solutions, Inc.(b)                            13,800            73,968
Standard Microsystems Corp.(b)                          2,130            60,215
Supertex, Inc.(b)                                       1,490            54,594
Varian Semiconductor Equipment Associates, Inc.(b)      3,350           126,696
                                                                    -----------
                                                                      1,191,641
                                                                    -----------
SOFTWARE (3.6%)
Altiris, Inc.(b)                                        2,300            38,870
ANSYS, Inc.(b)                                          2,880           107,309
Captaris, Inc.(b)                                       4,230            15,228
Catapult Communications Corp.(b)                        1,220            22,314
Factset Research Systems, Inc.                          3,310           116,082
FileNet Corp.(b)                                        3,650           102,748
Hyperion Solutions Corp.(b)                             3,490           168,775
Internet Security Systems, Inc.(b)                      3,960            97,535
JDA Software Group, Inc.(b)                             2,850            46,085
Kronos, Inc.(b)                                         2,710           124,281
Manhattan Associates, Inc.(b)                           2,790            61,966
MapInfo Corp.(b)                                        2,410            29,619
MICROS Systems, Inc.(b)                                 3,250           149,239
MRO Software, Inc.(b)                                   2,490            40,786
Napster, Inc.(b)                                        5,450            19,729
Phoenix Technologies, Ltd.(b)                           2,930            17,404
Progress Software Corp.(b)                              3,350           104,319

CAPSTONE SERIES FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
SPSS, Inc.(b)                                           1,680       $    38,304
SS&C Technologies, Inc.                                 1,580            56,627
THQ, Inc.(b)                                            5,430           125,867
Verity, Inc.(b)                                         3,850            38,308
                                                                    -----------
                                                                      1,521,395
                                                                    -----------
SPECIALTY RETAIL (5.0%)
Aaron Rents, Inc.                                       3,670            72,299
Burlington Coat Factory Warehouse Corp.                 2,650           102,184
Cato Corp.                                              2,680            53,546
Children's Place Retail Stores, Inc.(b)                 1,820            78,133
Christopher & Banks Corp.                               3,110            41,581
Cost Plus, Inc.(b)                                      1,850            28,416
Dress Barn, Inc.(b)                                     2,140            56,860
Finish Line, Inc., Class A                              3,890            60,840
GameStop Corp.(b)                                       1,197            42,470
GameStop Corp. Class B(b)                               4,240           137,122
Genesco, Inc.(b)                                        1,920            70,656
Goody's Family Clothing, Inc.                           2,510            23,845
Group 1 Automotive, Inc.(b)                             1,930            53,345
Guitar Center, Inc.(b)                                  2,140           111,515
Gymboree Corp.(b)                                       2,780            49,206
Hancock Fabrics, Inc.                                   2,230            14,495
Haverty Furniture Cos., Inc.                            1,930            23,623
Hibbet Sporting Goods, Inc.(b)                          3,060            80,264
Hot Topic, Inc.(b)                                      3,830            57,029
Jo-Ann Stores, Inc.(b)                                  1,900            27,759
Linens `n Things, Inc.(b)                               3,720            93,521
Men's Wearhouse, Inc.(b)                                4,300           106,210
Movie Gallery, Inc.                                     2,400            16,704
Pep Boys - Manny, Moe & Jack, Inc.                      4,790            66,102
Select Comfort Corp.(b)                                 3,210            70,299
Sonic Automotive, Inc.                                  2,890            63,898
Stage Stores, Inc.                                      2,235            61,954
Stein Mart, Inc.                                        2,980            54,683
TBC Corp.(b)                                            1,880            65,029
Too, Inc.(b)                                            2,810            79,832
Tractor Supply Co.(b)                                   2,990           145,014
Zale Corp.(b)                                           4,140           116,044
                                                                    -----------
                                                                      2,124,478
                                                                    -----------

CAPSTONE SERIES FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
TEXTILES APPAREL & LUXURY GOODS (1.7%)
Ashworth, Inc.(b)                                       1,380       $     9,701
Brown Shoe Company, Inc.                                1,490            48,380
Fossil, Inc.(b)                                         4,780            74,855
Haggar Corp.                                              640            18,240
K-Swiss, Inc.                                           2,640            80,388
Kellwood Co.                                            2,310            50,612
Oxford Industries, Inc.                                 1,330            65,503
Phillips-Van Heusen Corp.                               3,230            91,894
Quiksilver, Inc.(b)                                     9,880           113,915
Russell Corp.                                           2,750            37,208
Stride Rite Corp.                                       3,390            44,138
Wolverine World Wide, Inc.                              4,930           103,284
                                                                    -----------
                                                                        738,118
                                                                    -----------
THRIFTS & MORTGAGE FINANCE (2.0%)
Anchor BanCorp of Wisconsin, Inc.                       1,600            50,656
BankAtlantic Bancorp, Inc.                              4,470            62,088
BankUnited Financial Corp.                              2,320            55,030
Brookline Bancorp, Inc.                                 5,130            72,077
Commercial Federal Corp.                                3,190           109,098
Dime Community Bancshares, Inc.                         2,650            38,160
Downey Financial Corp.                                  1,880           114,586
FirstFed Financial Corp.(b)                             1,340            71,677
Flagstar Bancorp, Inc.                                  3,430            46,031
Fremont General Corp.                                   5,800           125,801
MAF Bancorp, Inc.                                       2,120            88,065
                                                                    -----------
                                                                        833,269
                                                                    -----------
TRADING COMPANIES & DISTRIBUTORS (1.0%)
Applied Industrial Technologies, Inc.                   2,490            82,046
Hughes Supply, Inc.                                     5,470           182,971
Lawson Products, Inc.                                     660            22,539
Watsco, Inc.                                            2,250           127,868
                                                                    -----------
                                                                        415,424
                                                                    -----------
WATER UTILITIES (0.1%)
American States Water Co.                               1,490            46,697
                                                                    -----------

TOTAL COMMON STOCKS (COST $42,820,715)                               42,015,500
                                                                    -----------

CAPSTONE SERIES FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
SHORT TERM INVESTMENTS (1.0%)
Fifth Third Institutional Government
  Money Market Fund                                   435,378       $   435,378
AIM Short Term Prime Money Market                      18,311            18,311
                                                                    -----------
TOTAL SHORT TERM INVESTMENTS (COST $453,689)                            453,689
                                                                    -----------
     TOTAL INVESTMENTS (COST $43,274,404)(a)(100.0%)                 42,469,189
     OTHER LIABILITIES IN EXCESS OF ASSETS (0.0%)                       (14,587)
                                                                    -----------
     NET ASSETS (100.0%)                                            $42,454,602
                                                                    ===========

(a)Cost for federal income tax purposes
     is $43,274,404. The gross unrealized
     appreciation/(depreciation) on a tax
     basis is as follows:

     Unrealized appreciation                                        $ 2,098,787
     Unrealized depreciation                                         (2,904,002)
                                                                    -----------
     Net unrealized appreciation                                    $  (805,215)
                                                                    ===========
(b)Represents non-income producing security.

                  SEE NOTES TO FINANCIAL STATEMENTS.

CAPSTONE SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES - OCTOBER 31, 2005
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

ASSETS:
  Investments, at market (identified cost $43,274,404)               $42,469,189
  Receivables:
     Dividends receivable                                                 24,380
     Receivable for investments tendered                                  48,300
  Prepaid Expenses                                                        17,304
                                                                     -----------
        Total assets                                                  42,559,173
                                                                     -----------
LIABILITIES:
  Payables:
     Investment advisory fees                                             26,327
     Shareholder servicing and distribution fees                           8,671
     Accrued expenses                                                     69,573
                                                                     -----------
        Total liabilities                                                104,571
                                                                     -----------

NET ASSETS:                                                          $42,454,602
                                                                     ===========
COMPOSITION OF NET ASSETS:
     Capital                                                          38,080,381
     Accumulated net realized gain on investment transactions          5,179,436
     Net unrealized depreciation on investment transactions             (805,215)
                                                                     -----------
Net Assets (25,000,000 shares authorized, no par
  value, 3,267,285 shares outstanding):                              $42,454,602
                                                                     ===========

Offering and redemption price per share                              $     12.99
                                                                     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

CAPSTONE SERIES FUND, INC.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2005
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                          $   821,874
                                                                     -----------
     Total investment income                                             821,874
                                                                     -----------
EXPENSES:
  Investment advisory fees                                               336,144
  Distribution fees                                                      112,048
  Accounting fees                                                         42,228
  Audit fees                                                              27,230
  Custodian fees                                                           6,590
  Insurance                                                               11,863
  Legal fees                                                              48,845
  Registration and filing fees                                            22,358
  Shareholder reports                                                     14,872
  Transfer agent fees                                                     97,972
  Directors' fees                                                         10,038
  Other fees                                                              18,504
                                                                     -----------
     Total Expenses                                                      748,692
                                                                     -----------

  Net investment income                                                   73,182
                                                                     -----------
REALIZED/UNREALIZED GAINS AND LOSSES FROM INVESTMENTS:
  Realized gains on investments                                        8,647,818
  Net change in unrealized appreciation/(depreciation)
    on investments                                                    (6,119,307)
                                                                     -----------
  Net realized/unrealized gain on investments                          2,528,511
                                                                     -----------

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 2,601,693
                                                                     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

CAPSTONE SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                                                 FOR THE YEAR       FOR THE YEAR
                                                                                    ENDED              ENDED
                                                                               OCTOBER 31, 2005   OCTOBER 31, 2004
                                                                               ----------------   ----------------
OPERATIONS:
  Net investment income/(loss)                                                   $    73,182        $   (56,274)
  Realized gains on investments                                                    8,647,818          1,900,631
  Net change in unrealized appreciation/(depreciation) on investments             (6,119,307)           717,533
                                                                                 -----------        -----------
Change in net assets from operations                                               2,601,693          2,561,890
                                                                                 -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                         (82,873)           (61,620)
                                                                                 -----------        -----------
Change in net assets from shareholder distributions                                  (82,873)           (61,620)
                                                                                 -----------        -----------
CAPITAL TRANSACTIONS:
Change in net assets from Fund share transactions                                 (5,962,543)        (4,261,358)
                                                                                 -----------        -----------
Change in net assets                                                              (3,443,723)        (1,761,088)
                                                                                 -----------        -----------
NET ASSETS:
  Beginning of period                                                             45,898,325         47,659,413
                                                                                 -----------        -----------
  End of period                                                                  $42,454,602        $45,898,325
                                                                                 ===========        ===========
Undistributed net investment income                                              $         -        $         -
                                                                                 ===========        ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

CAPSTONE SERIES FUND, INC.

FINANCIAL HIGHLIGHTS
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each period indicated.

                                                                  YEARS ENDED OCTOBER 31,
                                              ---------------------------------------------------------------
                                                2005          2004          2003          2002          2001
                                              -------       -------       -------       -------       -------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 12.30       $ 11.68       $ 10.20       $ 12.08       $ 18.11
                                              -------       -------       -------       -------       -------
INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.02         (0.02)         0.02          0.01          0.01
  Net realized and unrealized gain/(loss)
    on investments                               0.69          0.66          1.47         (1.88)        (4.34)
                                              -------       -------       -------       -------       -------
    Total from investment operations             0.71          0.64          1.49         (1.87)        (4.33)
                                              -------       -------       -------       -------       -------
DISTRIBUTIONS FROM:
  Net investment income                         (0.02)        (0.02)        (0.01)        (0.01)            -
  Net realized gains                                -             -             -             -         (1.70)
                                              -------       -------       -------       -------       -------
    Total distributions                         (0.02)        (0.02)        (0.01)        (0.01)        (1.70)
                                              -------       -------       -------       -------       -------

NET ASSET VALUE, END OF PERIOD                $ 12.99       $ 12.30       $ 11.68       $ 10.20       $ 12.08
                                              =======       =======       =======       =======       =======

TOTAL RETURN                                     5.79%         5.44%        14.59%       (15.48)%      (25.73)%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets, end of period (in 000's)        $42,455       $45,898       $47,659       $45,427       $58,841
  Ratio of expenses to average net assets        1.67%         1.55%         1.43%         1.38%         1.27%
  Ratio of net investment income (loss)
    to average net assets                        0.16%        (0.12)%        0.14%         0.06%         0.08%
  Portfolio turnover rate                         113%           34%           20%           94%           58%

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Capstone Series Fund, Inc. (the "Company") was organized as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management company. On January 22, 2002 the Company name was changed to Capstone Series Fund, Inc. from Capstone Growth Fund, Inc. and the Fund was redesignated Capstone Growth Fund. The Company currently consists of one diversified series: Capstone Growth Fund (the "Fund"). The Fund's investment objective is to seek long-term capital appreciation. It invests primarily in common stocks that represent a broad spectrum of the economy.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A) PORTFOLIO VALUATION - The price of equity securities is determined by (i) valuing securities listed on an exchange at the last reported sale price, or, if there has been no sale that day, at the mean between the last reported bid and asked prices, (ii) by valuing securities traded on the NASDAQ market at the Nasdaq Official Closing Price, if available, otherwise at the last reported sale price, or, if there has been no sale that day, at the mean between the last reported bid and asked prices, (iii) valuing other equity securities at the mean between the last reported bid and asked prices and (iv) valuing any securities with no readily determinable market values using procedures determined in good faith by the Board of Directors.

B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Changes in holdings of portfolio securities shall be reflected no later than in the calculation of the Fund's net asset value on the first business day following the trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

C) REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 102% collateralized and marked to market daily. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may by subject to certain costs, losses or delays. The Fund had no investments in repurchase agreements as of October 31, 2005.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund distributes net investment income, if any, and net realized capital gains (net of any capital loss carry forwards) if any, at least annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Fund, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Fund.

E) FEDERAL INCOME TAXES - It is the Fund's intention to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.

NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS

     The Fund has retained Capstone Asset Management Company ("CAMCO") as its Investment Adviser. Pursuant to the terms of the Investment Advisory Agreement (the "Agreement"), the fee is computed daily based on the Fund's average net assets at the annual rate of 0.75% on the first $50 million, 0.60% on the next $150 million, 0.50% for the next $300 million and 0.40% on assets over $500 million. The fee is paid to the Adviser monthly.

     Capstone Asset Planning Company ("CAPCO") serves as Distributor of the Fund's shares. CAPCO is an affiliate of the Adviser, and both are wholly owned subsidiaries of Capstone Financial Services, Inc. ("CFS").

     The Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act whereby the Fund's assets are used to compensate CAPCO for costs and expenses incurred with the distribution and marketing of shares of the Fund and servicing of the Fund's shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, advertising literature, and costs of personnel involved with the promotion and distribution of the Fund's shares. Under the Plan, the Fund pays CAPCO an amount computed monthly at an annual rate of 0.25% of the Fund's average net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may allocate to securities dealers (which may include CAPCO itself) and other financial institutions and organizations (collectively, "Service Organizations") amounts based on the Fund's average net assets owned by stockholders for whom the Service Organizations have a servicing relationship.

     Certain officers of the Company are also officers of Capstone and the Distributor.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), serves as the Fund's transfer agency and fund accountant. Under the terms of the Master Service Agreement, BISYS Ohio is entitled to receive a monthly fee from the Fund calculated at the annual rate of 0.075% of the Fund's daily average net assets for Fund Accounting. BISYS Ohio is also entitled to receive an annual class fee and per account fee for transfer agency services.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the year ended October 31, 2005 were as follows:

FUND                                      PURCHASES                  SALES
                                         -----------              -----------
Capstone Growth Fund                     $50,398,823              $56,590,272

NOTE 5 - CAPITAL SHARE TRANSACTIONS

     The Company authorizes the issuance of 25,000,000 shares, no par value, for the Fund. The Fund currently offers a single class of shares. Each issued and outstanding share of the Fund is entitled to participate equally in dividends and distributions declared by the Fund and in the net assets of the Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

     Transactions in shares of capital stock, for the years ended October 31, 2005 and 2004 were as follows:

                                          YEAR ENDED                      YEAR ENDED
                                       OCTOBER 31, 2005                OCTOBER 31, 2004
                                   ------------------------        -----------------------
GROWTH FUND                          SHARES       AMOUNT             SHARES       AMOUNT
                                   ---------   ------------        ---------   -----------
  Issued.......................      41,844    $   540,003           31,896    $   518,164
  Reinvested...................       5,528         71,814            3,958         47,457
  Redeemed.....................    (510,597)    (6,574,360)        (385,929)    (4,826,979)
                                   --------    -----------         --------    -----------
Net decrease...................    (463,225)   $(5,962,543)        (350,075)   $(4,261,358)
                                   ========    ===========         ========    ===========

NOTE 6 - DISTRIBUTION INFORMATION

     The tax character of distributions paid for the years ended October 31, 2005 and 2004 were as follows:

                                               YEAR ENDED              YEAR ENDED
                                            OCTOBER 31, 2005        OCTOBER 31, 2004
                                            ----------------        ----------------
Ordinary Income                                 $82,873                  $61,620

NOTE 7 - FEDERAL INCOME TAXES

     As of October 31, 2005, the components of distributable earnings and accumulated losses on a tax basis for the Fund were as follows:

                     UNDISTRIBUTED         UNDISTRIBUTED          UNREALIZED
                       ORDINARY              LONG-TERM           APPRECIATION/      CARRYFORWARD         DISTRIBUTABLE
                        INCOME             CAPITAL GAINS        (DEPRECIATION)         LOSSES               EARNINGS
                     -------------         -------------        --------------      ------------         -------------
Growth Fund              $--                 $5,179,436            $(805,215)            $--               $4,374,221

     As of October 31, 2005 the Fund had no capital loss carryforwards available for federal income tax purposes and utilized capital loss carryforwards and losses previously deferred amounting to $3,464,390.

NOTE 8 - RECLASSIFICATION

     In accordance with accounting principles generally accepted in the United States of America, the Fund has made reclassifications among its capital accounts. These reclassifications are intended to adjust the components of the Fund's net assets to reflect the tax character of permanent book/tax differences and have no impact on the net assets or net asset value of the Fund. As of October 31, 2005, the Fund made reclassifications to increase or (decrease) the components of net assets detailed below:

                                     UNDISTRIBUTED NET
                                     INVESTMENT INCOME                CAPITAL
                                     -----------------                -------
Growth Fund                              $9,691                       $(9,691)

NOTE 9 - CONTINGENCIES AND COMMITMENTS

     In the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown. However, based on experience, the Fund considers the risk of loss from such potential claims to be remote.

NOTE 10 - SUBSEQUENT EVENT

     At its meeting held November 14, 2005, the Board of Directors of Capstone Growth Fund ("Fund") approved certain changes to the Fund, to take effect upon the effectiveness of a registration statement incorporating the changes, which is expected to occur within a few months.

     The changes approved by the Board include:

     o  a change in the Fund's name to Steward SmallCap Equity Fund.

     o the addition of policies consistent with cultural values favored by many Christians (although not necessarily by any particular Christian denomination). Under these policies, the Fund would use its best efforts to avoid investing in companies that are recognized as being materially involved with pornography, abortion, alcohol, gambling or tobacco, although the Fund would be permitted to invest up to 5% of its assets in certain collective investment vehicles or derivatives that may include prohibited companies.

     o the retention of Steward Fund Consultants, Inc. ("SFI") as an independent source of expertise and education for the Board regarding the Fund's cultural values policies. The Fund will pay SFI a fee for these services at a maximum annual rate of 0.10% based on the Fund's average daily net assets.

     o a change in the Fund's investment strategies so that it will invest primarily in small capitalization companies. At present, small capitalization companies are generally considered to be those that have a market capitalization between about $300 million and $2 billion.

     THE FUND'S INVESTMENT OBJECTIVE - TO PROVIDE LONG-TERM CAPITAL APPRECIATION
     - WILL NOT CHANGE.

     o  a change in the Fund's fiscal year end from October 31 to April 30.

     o a reduction in the rate of fees to be paid by the Fund for investment advisory and administration services from the current maximum annual rate of 0.75% to the new maximum annual rate of 0.575% (0.50% for investment advisory services and 0.075% for administrative services) computed daily based on the Fund's net assets. Total fees for investment advice, administration and SFI's consulting services (see above) will also be lower than current fees for investment advisory and administrative services alone.

================================================================================
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
CAPSTONE SERIES FUND, INC.
HOUSTON, TEXAS

We have audited the accompanying statement of assets and liabilities of the Capstone Growth Fund, a series of shares of Capstone Series Fund, Inc., including the schedule of portfolio investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capstone Growth Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

                                            /s/ Briggs, Bunting & Dougherty, LLP
                                              BRIGGS, BUNTING & DOUGHERTY, LLP

PHILADELPHIA, PENNSYLVANIA
NOVEMBER 17, 2005

================================================================================
GENERAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING POLICY AND VOTING RECORDS

     A description of the policies and procedures that Capstone Series Fund, Inc. uses to determine how to vote proxies related to portfolio securities during the most recent 12 month period ended June 30, is available (i) without charge, upon request, by calling 800-262-6631 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

     The Capstone Series Fund, Inc. files a complete Schedule of Portfolio Investments with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter. Forms N-Q are available without charge on the SEC's website at http://www.sec.gov. Capstone Series Fund's Form N-Q may be reviewed or, for a fee, copied at the SEC's Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 800-SEC-0330.

================================================================================
THE ANNUAL CONSIDERATION BY THE BOARD OF DIRECTORS OF THE INVESTMENT ADVISORY AGREEMENTS BETWEEN THE FUNDS AND CAPSTONE ASSET MANAGEMENT COMPANY (UNAUDITED)
--------------------------------------------------------------------------------

     At its meeting held March 1, 2005, the Board of Directors ("Board"), and the independent directors voting separately, unanimously approved the continuation of the investment advisory agreement between Capstone Asset Management Company ("CAMCO") and the Capstone Series Fund, Inc. with respect to Capstone Growth Fund. In response to requests from counsel, CAMCO had provided to the directors, in advance of the meeting, information deemed reasonably necessary to assist the directors in their review of the agreement with CAMCO. The directors also reviewed a memorandum from the counsel discussing their responsibilities in reviewing investment advisory agreements.

     In considering the continuation on the investment advisory agreement with CAMCO, the directors noted, based on information provided to them at this meeting and by a thorough review of this Fund with its portfolio manager at the directors' May 19, 2004 meeting, as well as their ongoing experience with the Fund were satisfactory. They determined that fees paid to CAMCO under the investment advisory agreement (which include administrative service) were within the range of fees paid by funds deemed to be comparable ("Peer Funds"). With respect to the Fund's expense ratio, they noted that the Fund's assets were only slightly below the level at which the Fund would be eligible for breakpoints in the advisory fee rate schedule. They noted that the investment advisory fees rate for the Fund would decline as the Fund reached slightly higher asset levels and that these declines should reduce the Fund's expense ratio. They reviewed CAMCO's soft dollar arrangements and other sources of compensation to CAMCO and its affiliates, including payments under the Fund's Service and Distribution Plan, which was in line with plans of Peer Funds. They also reviewed CAMCO's financial statements. Based on their review, the directors concluded that the information they had reviewed suggested that CAMCO's profitability with respect to the Fund was reasonable. They also concluded that the fees paid by the Fund to CAMCO for the investment advisory services continued to be fair and reasonable and in the bet interests of shareholders of the Funds.

================================================================================
GROWTH FUND EXPENSE EXAMPLES (UNAUDITED)
--------------------------------------------------------------------------------

     As a shareholder of the Capstone Growth Fund, you may incur redemption fees for certain transactions and fees if your account is small. You will also incur ongoing costs, including management fees; distribution [and/or service] 12b-1 fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Capstone Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 through October 31, 2005.

ACTUAL EXPENSES

     The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                   BEGINNING              ENDING                EXPENSE PAID              EXPENSE RATIO
                                 ACCOUNT VALUE         ACCOUNT VALUE            DURING PERIOD*            DURING PERIOD
                                    5/1/05               10/31/05             5/1/05 - 10/31/05         5/1/05 - 10/31/05
                                 -------------         -------------          -----------------         -----------------
Capstone Growth Fund               $1,000.00             $1,051.00                  $9.00                     1.74%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The table below provides information about hypothetical account values and hypothetical expenses based on Capstone Growth Fund's actual expense ratio at an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The expenses do not include any redemption or small account fees which the Fund may, in certain circumstances, assess. The Fund does not charge transactional costs, such as sales charges (front or back end loads) or exchange fees, although other funds might. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative total costs of owning different funds.

                                   BEGINNING              ENDING                EXPENSE PAID              EXPENSE RATIO
                                 ACCOUNT VALUE         ACCOUNT VALUE            DURING PERIOD*            DURING PERIOD
                                    5/1/05               10/31/05             5/1/05 - 10/31/05         5/1/05 - 10/31/05
                                 -------------         -------------          -----------------         -----------------
Capstone Growth Fund               $1,000.00             $1,016.43                  $8.84                     1.74%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

DIRECTORS AND EXECUTIVE OFFICERS (UNAUDITED)

The Statement of Additional Information for the Fund includes additional information about the Fund's Directors and is available upon request, without charge, by calling the Fund at 800-262-6631.

                                                                                           NUMBER OF PORTFOLIOS        OTHER
                                           TERM OF OFFICE AND                                 IN FUND COMPLEX      DIRECTORSHIPS/
                        POSITION(S) HELD     LENGTH OF TIME     PRINCIPAL OCCUPATION(S)         OVERSEEN BY         TRUSTEESHIPS
NAME, ADDRESS AND AGE      WITH FUND             SERVED           DURING PAST 5 YEARS            DIRECTOR         HELD BY DIRECTOR
---------------------   ----------------   ------------------   -----------------------    --------------------   ----------------
INTERESTED DIRECTOR
-------------------

Edward L. Jaroski***    Director,          From 1998            President and Director             4                     None
5847 San Felipe,        President                               of Capstone Asset
Suite 4100              & Chairman of                           Management Company,
Houston, TX 77057       the Board                               Capstone Asset Planning
Age: 59                                                         Company and Capstone
                                                                Financial Services, Inc.
INDEPENDENT DIRECTORS
---------------------

John R. Parker          Director           From 1998            Self-employed Investor             4                     None
5847 San Felipe,                                                Consultant
Suite 4100
Houston, TX 77057
Age: 59

Bernard J. Vaughan      Director           From 1998            Retired                            4                     None
200 N. Wynnewood
Avenue
#A-112
Wynnewood, PA 19096
Age: 77

James F. Leary          Director           From 1998s           Financial Consultant;              4              Director-Prospect
15851 N. Dallas                                                 Managing Director of                              Street High
Parkway                                                         Benefit Capital Southwest                         Income Fund and
#500                                                                                                              Prospect Street
Addison, TX 75001                                                                                                 Income Fund;
Age: 75                                                                                                           Director-
                                                                                                                  Associate
                                                                                                                  Materials, Inc.
                                                                                                                  (1988-2001);
                                                                                                                  Director-
                                                                                                                  Pacesetter
                                                                                                                  Capital Group

Leonard B. Melley,      Director           From 2003            CEO/President                      4                     None
Jr.**                                                           of Freedom Stores,
6216 Yadkin Road                                                Inc.
Fayetteville,
NC 28303
Age: 46

John M. Briggs          Director           From 2005            Treasurer, Susan G. Komen          4              Director-
435 Williams Road                                               Foundation - Philadelphia                         Healthcare
Wynnewood,                                                      affiliate; Partner, Briggs                        Services Group,
PA 19096-1632                                                   Bunting and Dougherty, LLP                        Inc.
Age: 55                                                         (May 1997 - December 2004)

                                                                                           NUMBER OF PORTFOLIOS        OTHER
                                           TERM OF OFFICE AND                                 IN FUND COMPLEX      DIRECTORSHIPS/
                        POSITION(S) HELD     LENGTH OF TIME     PRINCIPAL OCCUPATION(S)         OVERSEEN BY         TRUSTEESHIPS
NAME, ADDRESS AND AGE      WITH FUND             SERVED           DURING PAST 5 YEARS            DIRECTOR         HELD BY DIRECTOR
---------------------   ----------------   ------------------   -----------------------    --------------------   ----------------
EXECUTIVE OFFICERS
------------------

Dan E. Watson           Executive Vice     From 1998            Executive Vice President/          N/A                   None
5847 San Felipe,        President                               CIO of Capstone Asset
Suite 4100                                                      Management Company &
Houston, TX 77057                                               Capstone Financial
Age: 57                                                         Services, Inc.; Officer
                                                                of other Capstone Funds

Howard S. Potter        Sr. Vice           From 1998            Managing Director and              N/A                   None
5847 San Felipe,        President                               Portfolio Manager of
Suite 4100 Houston,                                             Capstone Asset Management
TX 77057                                                        Company and Capstone
Age: 54                                                         Financial Services, Inc.;
                                                                Officer of other
                                                                Capstone Funds

John R. Wolf            Sr. Vice           From 1998            Sr. Vice President/                N/A                   None
5847 San Felipe,        President                               Portfolio Manager of
Suite 4100  Houston,                                            Capstone Asset Management
TX 77057                                                        Company; Officer of other
Age: 44                                                         Capstone Funds

Richard A. Nunn         Sr. Vice           From 2004            Senior Vice President and          N/A                   None
5847 San Felipe,        President,                              Chief Compliance Officer
Suite 4100 Houston,     Secretary,                              of Capstone Asset Management
TX 77057                Principal                               Company and Capstone Asset
Age: 59                 Financial                               Planning Company, 2004-
                        Accounting                              present; Officer of other
                        Officer and                             Capstone Funds, 2004-present;
                        Chief Compliance                        MGL, independent consultant,
                        Officer                                 Vice President Regulatory
                                                                Affairs, 2000-present

Kimberly A. Wallis      Asst. Vice         From 2004            Asst. Vice President               N/A                   None
5847 San Felipe,        President                               Compliance, Capstone Asset
Suite 4100 Houston,     Compliance                              Management Company and
TX 77057                                                        Capstone Asset Planning
Age: 38                                                         Company, 2004-present;
                                                                Officer of other Capstone
                                                                Funds, 2004-present;
                                                                Compliance Analyst, Capstone
                                                                Asset Management Company
                                                                and Capstone Asset Planning
                                                                Company, 2002-2004; Paradigm
                                                                Trading, technical
                                                                analyst, 1999-2002

Carla Homer             Treasurer          From 2004            Treasurer of Capstone Asset        N/A                   None
5847 San Felipe,                                                Management Company; Officer
Suite 4100 Houston,                                             of other Capstone Funds
TX 77057
Age: 46

Alaina V. Metz          Asst. Secretary.   From 2004            Vice President, Regulatory         N/A                   None
3435 Stelzer Road                                               Services, BISYS Fund Services,
Columbus,                                                       2002-present; Chief
Ohio 43219                                                      Administrative Officer,
Age: 39                                                         Blue Sky, BISYS Fund Services,
                                                                1995-2002; Officer of other
                                                                Capstone Funds, 2004-present

-------------------------------

* Mr. Jaroski is an "interested person" of the Capstone Growth Fund, as defined in the Investment Company Act of 1940, because of his position with CAMCO and the Distributor.

**Mr. Melley is married to the sister of Mr. Jaroski's wife.

                  THIS PAGE INTENTIONALLY LEFT BLANK

                  THIS PAGE INTENTIONALLY LEFT BLANK

                             CAPSTONE GROWTH FUND
                        CGF  --------------------------------------
                             BUILDING WEALTH WHILE CONTROLLING RISK

                                      CAPSTONE GROWTH FUND

For more
complete
information
about the
Capstone
Growth Fund,
including
charges and
expenses,
contact the
Distributor at
the address
below to receive
a prospectus.                                    Capstone Asset Planning Company
Please read it                                   5847 San Felipe, Suite 4100
carefully before                   [LOGO OF      Houston, Texas 77057
you invest or                      CAPSTONE      1-800-262-6631
send money.                       GROWTH FUND]   info@capstonefinancial.com

ITEM 2. CODE OF ETHICS.

    (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

    (b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

    [ALSO,(FOR ANNUAL REPORTS) IF THE FUND HAS ELECTED TO POST THE FUND'S CODE OF ETHICS ON THE WEBSITE OR HAS ELECTED TO PROVIDE A COPY UPON REQUEST WITHOUT CHARGE, SEE PARAGRAPH (E) AND (F) AS WELL AS INSTRUCTIONS #2 AND #3 ON THE PDF FILE N-CSR FOR FURTHER INSTRUCTIONS.]

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert is Leonard B. Melley, Jr., who is "independent" for purposes of this Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
[ANNUAL REPORTS]

[DESCRIBE THE NATURE OF THE FEES LISTED BELOW.]

                       CURRENT YEAR                        PREVIOUS YEAR
                       ------------                        -------------
Audit Fees             $22,000                             $22,000
Audit-Related Fees     $0                                  $0
Tax Fees               $2,000                              $2,000
All Other Fees         $0                                  $0

[DISCLOSE THE AUDIT COMMITTEE'S PRE-APPROVAL POLICIES AND PROCEDURES DESCRIBED IN PARAGRAPH (C)(7) OF RULE 2-01 OF REGULATION S-X.]

NOT APPLICABLE.

[(E) IF ANY OF THE SERVICES WERE NOT PRE-APPROVED, BUT OTHERWISE APPROVED BY THE AUDIT COMMITTEE, DISCLOSE THE PERCENTAGE OF EACH CATGEGORY ABOVE.]

FOR THE FISCAL YEARS ENDED OCTOBER 31, 2005 AND OCTOBER 31, 2004, 100% OF ALL THE FEES WERE APPROVED BY THE AUDIT COMMITTEE.

[(F) IF GREATER THAN 50 PERCENT, DISCLOSE THE PERCENTAGE OF HOURS EXPENDED ON THE PRINCIPAL ACCOUNTANT'S ENGAGEMENT TO AUDIT THE REGISTRANT'S FINANCIAL STATEMENTS FOR THE MOST RECENT FISCAL YEAR THAT WERE ATTRIBUTED TO WORK PERFORMED BY PERSONS OTHER THAN THE PRINCIPAL ACCOUNTANT'S FULL-TIME, PERMANENT EMPLOYEES.]

NOT APPLICABLE.

[(G) DISCLOSE THE AGGREGATE NON-AUDIT FEES BILLED BY THE REGISTRANT'S ACCOUNTANT FOR SERVICES RENDERED TO THE REGISTRANT, AND RENDERED TO THE REGISTRANT'S INVESTMENT ADVISER (NOT INCLUDING ANY SUB-ADVISER WHOSE ROLE IS PRIMARILY PORTFOLIO MANAGEMENT AND IS SUBCONTRACTED WITH OR OVERSEEN BY ANOTHER INVESTMENT ADVISER), AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE ADVISER THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT FOR EACH OF THE LAST TWO FISCAL YEARS OF THE REGISTRANT.]

FOR THE FISCAL YEAR ENDED OCTOBER 31, 2005 AND OCTOBER 31, 2004, BRIGGS BUNTING & DOUGHERTY, LLP BILLED CAPSTONE FINANCIAL SERVICES, INC. $34,000 AND $33,000 RESPECTIVELY FOR AUDIT AND TAX SERVICES TO CAPSTONE FINANCIAL SERVICES, INC. (AND ITS WHOLLY-OWNED SUBSIDIARIES CAPSTONE ASSET MANAGEMENT CO. AND CAPSTONE ASSET PLANNING CO.). ALSO INCLUDES AN AUDIT OF CAMCO'S INVESTMENT PERFORMANCE IN ACCORDANCE WITH AIMR PERFORMANCE PRESENTATION STANDARDS.

[(H) DISCLOSE WHETHER THE REGISTRANT'S AUDIT COMMITTEE OF THE BOARD OF DIRECTORS HAS CONSIDERED WHETHER THE PROVISION OF NONAUDIT SERVICES THAT WERE RENDERED TO THE REGISTRANT'S INVESTMENT ADVISER (NOT INCLUDING ANY SUBADVISER WHOSE ROLE IS PRIMARILY PORTFOLIO MANAGEMENT AND IS SUBCONTRACTED WITH OR OVERSEEN BY ANOTHER INVESTMENT ADVISER), AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT THAT WERE NOT PRE-APPROVED PURSUANT TO PARAGRAPH (C)(7)(II) OF RULE 2-01 OF REGULATION S-X IS COMPATIBLE WITH MAINTAINING THE PRINCIPAL ACCOUNTANT'S INDEPENDENCE.]

NOT APPLICABLE.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

[FOR ANNUAL OR SEMI-ANNUAL REPORTS WHERE THE COMPLETE SCHEDULE OF INVESTMENTS IS INCLUDED IN ITEM 1.]
INSERT THE FULL SCHEDULE OF INVESTMENTS FOR EACH RELEVANT FUND

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

[THIS IS AN ANNUAL REQUIREMENT FOR CLOSED-END FUNDS. IF A CLOSED-END FUND, INSERT SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES.]

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

THIS IS A SEMI-ANNUAL REQUIREMENT FOR CLOSED-END FUNDS. IF A CLOSED-END FUND, INSERT THE SUMMARY OF INFORMATION REQUIRED - SEE ITEM 8 IN PDF FILE FORM N-CSR.]

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

[THIS IS A SEMI-ANNUAL REQUIREMENT FOR CLOSED-END FUNDS. IF A CLOSED-END FUND, INSERT THE SUMMARY OF INFORMATION REQUIRED - SEE ITEM 9 IN PDF FILE FORM N-CSR.]

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

[THIS IS A SEMI-ANNUAL REQUIREMENT, AS APPLICABLE.]

{NOTE - THIS IS REQUIRED BEGINNING WITH THE FIRST REPORTING PERIOD ENDING AFTER JANUARY 1, 2004. For purposes of this Item, adoption of procedures by which shareholders may recommend nominees to the registrant's board of directors, where the registrant's most recent proxy disclosure (in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101)), or this Item, indicated that the registrant did not have in place such procedures, will constitute a material change.}

ITEM 11. CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY
ITEM 2 IS ATTACHED HERETO.

(a)(2) CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

(a)(3) NOT APPLICABLE. [IF AN OPEN-END FUND OR IF THE CLOSED END FUND HAS NONE TO REPORT.]

(b) CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capstone Growth Fund, Inc.

By:      /s/ Edward L. Jaroski
         ---------------------

         Edward L. Jaroski
         President and Chairman of the Board

Date:    January 9, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Edward L. Jaroski
         ---------------------
         Edward L. Jaroski
         President and Chairman of the Board

Date:    January 9, 2006

By:      /s/ Carla Homer
         ---------------
         Carla Homer
         Treasurer

Date:    January 9, 2006